Earnings (Loss) Per Ordinary Share - Schedule of Basic Earnings (Loss) Per Ordinary Share (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
SPAC Warrants [Member]
Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	17,795,000	17,795,000
August 2020 PIPE Warrants [Member]
Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share		729,167
February 2021 Warrants [Member]
Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	3,815,929,150	38,800,000
December 2021 Warrants [Member]
Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	252,844,550	2,285,715
May 2022 Convertible Debenture [Member]
Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share		2,800,000
August 2022 and December 2022 Convertible Debentures [Member]
Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share		5,200,000
September 2023 Convertible Debenture [Member]
Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	2,000,000
Series H Warrant [Member]
Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	657,900
January 2024 Convertible Debenture [Member]
Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	800,000
Series I Warrant [Member]
Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	442,500